Cash at Banks (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cash and bank balances at central banks [text block] [Abstract]
Schedule of cash and cash equivalents
	2021	2020
	USD ‘000	USD ‘000
Cash and bank balances*	205,866	120,303
Deposits with original maturities of three months or less	36,280	13,136
	242,146	133,439

Schedule of term deposits
	2021	2020
	USD ‘000	USD ‘000
Deposits with original maturities over three months and less than one year	136,278	138,510
Deposits with original maturities over one year	43,688	33,702
	179,966	172,212